The reconciliation of bullion holdings for the years ended December 31, 2022 and 2021 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 3,597,211
Realized gains (losses) on sales and redemptions for physical bullion
Change in unrealized gains (losses)	123,466	(527,962)
Balance at end of year	4,084,962	3,597,211
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	3,597,211	2,405,478
Purchases	364,285	1,719,695
Sales
Redemptions for physical bullion
Realized gains (losses) on sales and redemptions for physical bullion
Change in unrealized gains (losses)	123,466	(527,962)
Balance at end of year	$ 4,084,962	$ 3,597,211